CoreValues Alpha Greater China Growth ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Auto Manufacturers - 10.8%
BYD Co. Ltd. - Class H	3,735	$45,755
NIO, Inc. - ADR (a)	6,879	35,083
Tesla, Inc. (a)	182	81,849
Yutong Bus Co. Ltd. - Class A	11,621	54,378
		217,065

Auto Parts & Equipment - 1.8%
Contemporary Amperex Technology Co. Ltd. - Class A	683	35,895

Beverages - 2.6%
Eastroc Beverage Group Co. Ltd.	1,389	53,148

Computers - 4.8%
Horizon Robotics (a)	87,342	97,178

Diversified Financial Services - 2.2%
Futu Holdings Ltd. - ADR (a)	266	43,680

Electronics - 3.0%
Hesai Group - ADR (a)	1,823	40,835
Shenzhen Inovance Technology Co. Ltd. - Class A	1,837	19,802
		60,637

Healthcare - Services - 2.7%
WuXi AppTec Co. Ltd. - Class A	4,119	53,426

Home Furnishings - 5.3%
Anker Innovations Technology Co. Ltd. - Class A	4,300	70,387
Midea Group Co. Ltd. - Class A	3,306	36,972
		107,359

Internet - 40.5% (b)
Alibaba Group Holding Ltd. - ADR	1,315	192,753
Bilibili, Inc. - Class Z (a)	844	20,917
East Money Information Co. Ltd. - Class A	6,007	19,925
Full Truck Alliance Co. Ltd. - ADR	1,387	14,882
JD.com, Inc. - Class A	2,919	41,853
Kuaishou Technology (c)	7,227	59,378
Meituan - Class B (a)(c)	7,538	100,042
PDD Holdings, Inc. - ADR (a)	469	53,180
Tencent Holdings Ltd.	2,459	189,239
Trip.com Group Ltd. - ADR	1,700	122,247
		814,416

Lodging - 1.1%
Atour Lifestyle Holdings Ltd. - ADR	539	21,237

Machinery - Diversified - 5.1%
UBTech Robotics Corp. Ltd. - Class H (a)	6,283	101,952

Pharmaceuticals - 2.0%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	4,624	39,417

Real Estate - 0.9%
KE Holdings, Inc. - ADR	1,107	17,446

Retail - 5.0%
Luckin Coffee, Inc. - ADR (a)	2,991	100,198

Software - 2.0%
NetEase, Inc. - ADR	289	39,772

Telecommunications - 6.2%
Xiaomi Corp. - Class B (a)(c)	24,898	125,714

Transportation - 3.8%
J&T Global Express Ltd. (a)	57,356	77,005
TOTAL COMMON STOCKS (Cost $1,600,431)		2,005,545

TOTAL INVESTMENTS - 99.8% (Cost $1,600,431)		2,005,545
Other Assets in Excess of Liabilities - 0.2%		4,631
TOTAL NET ASSETS - 100.0%		$2,010,176

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $285,134 or 14.2% of the Fund’s net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

CoreValues Alpha Greater China Growth ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,005,545	$—	$—	$2,005,545
Total Investments	$2,005,545	$—	$—	$2,005,545

Refer to the Schedule of Investments for further disaggregation of investment categories.